Income Taxes - Summary of Income Tax Expense (Recovery) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Current tax expense:
Current tax expense for the year	$ 317	$ 569
Recognition of previously unrecognized tax benefits related to tax losses	0	(6,470)
Deferred tax recovery:
Origination and reversal of temporary differences	(256)	(356)
Total deferred tax recovery	(256)	(6,826)
Total tax expense (income)	$ 61	$ (6,257)